Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") - Summary of Diluted EPS Calculated Based on Weighted Average Number of Shares Outstanding (Detail) - shares shares in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [line items]
Basic weighted average number of shares outstanding	454,133	453,889	454,089	453,791
Diluted weighted average number of shares outstanding	454,991	454,663	454,973	454,550
Share purchase options [member]
Earnings per share [line items]
Effect of dilutive securities	632	497	651	456
Restricted share units [member]
Earnings per share [line items]
Effect of dilutive securities	226	277	233	303